Supplement to the

Fidelity® Contrafund®

A Fund of Fidelity Contrafund

Fidelity Trend Fund

A Fund of Fidelity Trend Fund

STATEMENT OF ADDITIONAL INFORMATION

February 29, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 32.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

CTFB-08-01 October 30, 2008
1.799798.108

Supplement to the

Fidelity® Contrafund®

A Fund of Fidelity Contrafund

Class K

STATEMENT OF ADDITIONAL INFORMATION

May 4, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 29.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

CON-KB-08-01 October 30, 2008
1.881676.100

Supplement to the

Fidelity® Advisor Emerging Markets Income Fund

A Fund of Fidelity Advisor Series VIII

Fidelity Advisor New Insights Fund

A Fund of Fidelity Contrafund®

Fidelity Advisor Mid Cap II Fund

A Fund of Fidelity Advisor Series I

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

February 29, 2008
as revised April 10, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 43.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

Sub-Advisers - FMR U.K., FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. On behalf of Advisor Emerging Markets Income, FMR has entered into a sub-advisory agreement with FIIA. On behalf of Advisor Emerging Markets Income, FIIA, in turn, has entered into sub-advisory agreements with FIIA(U.K.)L and FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR and FIIA, and not the funds, pay the sub-advisers.

ACOM12B-08-04 October 30, 2008
1.863512.102